TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
Trade accounts receivable

Trade accounts receivable are presented net of the allowances for doubtful debts and expected credit losses. The allowance for expected credit losses relating to trade accounts receivable was $0.3 million as of December 31, 2022 (2021: $0.1 million). As of December 31, 2022, the Company has no reason to believe that any remaining amount included in trade accounts receivable will not be recovered through due process or negotiation. (See also Note 28: Allowance for Expected Credit Losses).

Other receivables

Other receivables, mainly include amounts due from vessel managers and claims receivable, which are presented net of the allowance for expected credit losses. The allowance for expected credit losses relating to other receivables was $0.9 million as of December 31, 2022 (2021: $0.5 million). (See also Note 28: Allowance for Expected Credit Losses).